CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Additional Information (Details)				1 Months Ended		12 Months Ended
	Aug. 13, 2018 USD ($)	Aug. 02, 2018 CAD ($)	Mar. 07, 2018	Nov. 30, 2017 USD ($)	Sep. 30, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2018	Nov. 02, 2018 USD ($)	Sep. 30, 2018	Aug. 31, 2018 USD ($)	Feb. 05, 2018 USD ($)	Feb. 28, 2017 USD ($)	Feb. 28, 2013 USD ($)
Debt Instrument [Line Items]
Dividends paid to CURO Group Holdings Corp.						$ 0
8.25% Senior Notes Due 2025
Debt Instrument [Line Items]
Stated interest rate (as percent)							8.25%
12.00% Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)												12.00%
Line of credit facility, maximum borrowing capacity												$ 470,000,000.0
12.00% Senior Secured Notes | Additional Notes Offering
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 135,000,000
Dividends paid to CURO Group Holdings Corp.				140,000,000
10.75% Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)									10.75%
12.00% Senior Cash Pay Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)									12.00%
Senior Notes | 8.25% Senior Notes Due 2025
Debt Instrument [Line Items]
Debt instrument, face amount	$ 690,000,000.0									$ 690,000,000.0
Stated interest rate (as percent)	8.25%						8.25%			8.25%
Debt instrument, term	5 years
Senior Notes | 12.00% Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 135,000,000.0		$ 605,000,000.0		$ 135,000,000.0				$ 470,000,000.0
Stated interest rate (as percent)				12.00%		12.00%	12.00%	12.00%	12.00%
Amount of redemption											$ 77,500,000
Redemption price, percentage (as percent)			112.00%
Senior Notes | 10.75% Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount													$ 440,000,000.0
Stated interest rate (as percent)							10.75%						10.75%
Redemption price, percentage (as percent)					71.25%
Senior Notes | 12.00% Senior Cash Pay Notes
Debt Instrument [Line Items]
Debt instrument, face amount													$ 125,000,000.0
Stated interest rate (as percent)							12.00%						12.00%
Line of Credit | Non-Recourse Canada SPV Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, term		4 years
Line of credit facility, initial borrowing capacity		$ 175,000,000.0
Credit facility, expansion capacity		$ 250,000,000.0